Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	29.02%	11.89%		9.66%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	34.61%	12.39%		9.49%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	36.99%	13.61%		10.70%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	37.12%	13.68%	14.44%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	36.94%	13.45%		10.46%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	36.56%	13.22%		10.31%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	35.61%	12.39%		9.49%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	32.79%	11.08%	11.64%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Average Annual Return, Percent	33.68%	12.03%		9.78%
MSCI World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Average Annual Return, Percent	33.68%	12.03%		9.78%
MSCI World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Average Annual Return, Percent	33.68%	12.03%		9.78%
MSCI World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Average Annual Return, Percent	33.68%	12.03%	12.51%
MSCI World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Average Annual Return, Percent	33.68%	12.03%		9.78%